Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Interest expenses capitalized	$ 0.5	$ 3.1	$ 2.2
Construction Work in Progress [Member]
Property, Plant and Equipment [Line Items]
Interest expenses capitalized	0.5	3.1	2.2
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 71.5	$ 67.2	$ 69.6